GOODWILL AND INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
The following table presents the details of goodwill by segment (in thousands):

	Options	Futures	Equities	International	Total
Balance as of December 31, 2022	$—	$43,737	$—	$562	$44,299
Additions	—	2,519	—	—	2,519
Balance as of December 31, 2023	$—	$46,256	$—	$562	$46,818
Additions	—	—	—	—	—
Balance as of December 31, 2024	$—	$46,256	$—	$562	$46,818
The following table presents the gross carrying value and accumulated amortization for intangible assets (in thousands):

	December 31, 2024
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	12.8	7,250	(2,032)	—	5,218
Other	0.8	200	(194)	—	6
Total		$116,450	$(2,226)	$—	$114,224

	December 31, 2023
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	13.8	7,250	(1,624)	—	5,626
Other	0.9	200	(113)	—	87
Total		$116,450	$(1,737)	$—	$114,713
The Company recorded amortization expense of $0.5 million for the years ended December 31, 2024, 2023 and 2022. The estimated future amortization expense of the intangible assets is as follows (in thousands):

2025	$412
2026	407
2027	407
2028	407
2029	407
Thereafter	3,184
Total	$5,224
In 2022, the Company recorded other intangible assets for Pyth tokens amounting to $0.6 million received by BSX in exchange for certain data provided to the Pyth Network. Pyth tokens were held by BSX in an FTX exchange account. In November 2022, FTX filed for bankruptcy and BSX ceased to have access to Pyth tokens as the FTX account was no longer accessible. As Pyth tokens were no longer accessible and may not be recoverable, the Company impaired the entire $0.6 million during the year ended December 31, 2022.
During 2023, pursuant to a replacement token agreement, BSX received 500 million replacement Pyth tokens which were locked and restricted from trading with a four year unlock schedule commencing on May 20, 2024. While the Pyth tokens are locked they are not in the control or possession of BSX, cannot be traded by BSX, and are held by another entity. The Pyth tokens unlock on the schedule based on the agreement under which they were issued, and do not require any further performance by BSX in order to receive the Pyth tokens as they unlock.
On May 20, 2024, 125 million of the 500 million right to receive Pyth tokens were unlocked by the Pyth Network and during the quarter ended June 30, 2024, BSX sold the 125 million tokens for $52.6 million, net of expenses incurred. The net proceeds from the tokens’ sale were recorded as a gain on sale of intangible asset in non-operating (expense) income on the consolidated statement of operations. The remaining 375 million Pyth tokens that are expected to be unlocked at a rate of 125 million tokens on each of the first three unlock anniversary dates of May 20, 2025, 2026 and 2027 are considered the right to receive crypto tokens. During the year ended December 31, 2024, the Company received an additional 0.8 million locked Pyth tokens, which will be unlocked at various times during 2025 through 2027. When BSX becomes entitled to the right to receive crypto tokens, it assesses if such right includes an embedded feature that meets the definition of a derivative requiring separate accounting treatment. At each reporting date, BSX reevaluates its conclusion on whether there is an embedded derivative based on current facts and circumstances. During the second quarter of 2024, an active market emerged for Pyth tokens, the crypto tokens in which BSX has outstanding rights to receive in exchange for its previous services to certain customers. Prior to the existence of an active market, BSX concluded that the right to receive crypto tokens did not meet the definition of a derivative as there was no market mechanism to net settle the contract so therefore it was not separately accounted for as an embedded derivative. Once an active market was established in the second quarter of 2024, BSX determined that the right to receive crypto tokens included an embedded derivative to be separately accounted for in accordance with ASC 815, Derivatives and Hedging. The embedded derivatives are recognized at fair value at each reporting date and recorded in derivative assets (current and noncurrent) in the consolidated balance sheets. Changes in the fair value of the embedded derivatives are reported in unrealized gain (loss) on derivative assets in the consolidated statements of operations.
As of December 31, 2024, the Company recognized the fair value of derivative assets on the consolidated balance sheet amounting to $83.8 million with the corresponding unrealized gain on derivative assets within non-operating (expense) income on the consolidated statement of operations. The derivative assets are classified as current or noncurrent in the consolidated balance sheet based on the timing when tranches of Pyth tokens are expected to unlock.
GOODWILL AND INTANGIBLE ASSETS
The following table presents the details of goodwill by segment (in thousands):

	Options	Futures	Equities	International	Total
Balance as of December 31, 2024	$—	$46,256	$—	$562	$46,818
Additions	—	—	—	18,042	18,042
Foreign currency translation	—	—	—	(121)	(121)
Balance as of September 30, 2025	$—	$46,256	$—	$18,483	$64,739
As detailed in Note 3 – Business Combinations, on June 5, 2025, the Company acquired TISEG, and the acquired assets and liabilities were recorded at their estimated fair value as of the acquisition date which resulted in $18.0 million of goodwill. The entire goodwill was allocated to the International segment. In addition to the goodwill, intangible assets of $63.0 million and $13.0 million were recorded related to the valuation of exchange license and customer relationships acquired, respectively.
The following table presents the gross carrying value and accumulated amortization for intangible assets (in thousands):

	September 30, 2025
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value
Exchange licenses	Indefinite	$166,000	$—	$(425)	$165,575
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	13.8	20,250	(2,613)	(88)	17,549
Other	—	200	(199)	—	1
Total		$192,450	$(2,812)	$(513)	$189,125

	December 31, 2024
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	12.8	7,250	(2,032)	—	5,218
Other	0.8	200	(194)	—	6
Total		$116,450	$(2,226)	$—	$114,224
The Company recorded amortization expense of $0.4 million and $0.1 million for the three months ended September 30, 2025 and 2024 and $0.6 million and $0.4 million for the nine months ended September 30, 2025 and 2024, respectively. The estimated future amortization expense of the intangible assets is as follows (in thousands):

Remainder of 2025	$170
2026	1,273
2027	1,273
2028	1,273
2029	1,273
Thereafter	12,376
Total	$17,638
In 2021, BSX entered into an agreements with a wholly owned subsidiary of Pyth Data Foundation (“Pyth”) to provide certain data to the Pyth Network in exchange for 500 million Pyth tokens. During 2023, pursuant to a replacement token agreement, BSX received 500 million replacement Pyth tokens which were locked and restricted from trading with a four year unlock schedule commencing on May 20, 2024. While the Pyth tokens are locked they are not in the control or possession of BSX, cannot be traded by BSX, and are held by another entity. The Pyth tokens unlock on the schedule based on the agreement under which they were issued, and do not require any further performance by BSX in order to receive the Pyth tokens as they unlock.
On May 20, 2024, 125 million of the 500 million right to receive Pyth tokens were unlocked by the Pyth Network and during the quarter ended June 30, 2024, BSX sold the 125 million tokens for $52.6 million, net of expenses incurred. The net proceeds from the tokens’ sale were recorded as a gain on sale of intangible asset in non-operating (expense) income on the condensed consolidated statement of operations.
On May 20, 2025, the second tranche of the 125 million right to receive Pyth tokens were unlocked by the Pyth Network, BSX sold the entire 125 million tokens for $16.2 million, net of expenses incurred. The Company recorded a loss on sale of $2.1 million, which was the difference between the fair value of the derivative assets and the net proceeds received. The loss on sale of intangible asset was recorded in non-operating (expense) income on the condensed consolidated statement of operations.
Locked Pyth tokens are considered the right to receive crypto tokens. The remaining 250 million locked Pyth tokens as of September 30, 2025 are expected to be unlocked at a rate of 125 million tokens on each of the next two unlock anniversary dates of May 20, 2026 and 2027. The Company received an additional 0.9 million locked reward Pyth tokens, which will be unlocked at various times during 2025 through 2028. When BSX becomes entitled to the right to receive crypto tokens, it assesses if such right includes an embedded feature that meets the definition of a derivative requiring separate accounting treatment. At each reporting date, BSX reevaluates its conclusion on whether there is an embedded derivative based on current facts and circumstances. During the second quarter of 2024, an active market emerged for Pyth tokens, the crypto tokens in which BSX has outstanding rights to receive in exchange for its previous services to certain customers. Prior to the existence of an active market, BSX concluded that the right to receive crypto tokens did not meet the definition of a derivative as there was no market mechanism to net settle the contract so therefore it was not separately accounted for as an embedded derivative. Once an active market was established in the second quarter of 2024, BSX determined that the right to receive crypto tokens included an embedded derivative to be separately accounted for in accordance with Accounting Standard Codification (“ASC”) 815, Derivatives and Hedging. The embedded derivatives are recognized at fair value at each reporting date and recorded in derivative assets (current and noncurrent) in the condensed consolidated balance sheets. Changes in the fair value of the embedded derivatives are reported in unrealized gain (loss) on derivative assets in the condensed consolidated statements of operations.
As of September 30, 2025 and December 31, 2024 , the Company recognized the fair value of derivative assets on the condensed consolidated balance sheet amounting to $27.0 million and $83.8 million. The corresponding change in fair value during the nine months ended September 30, 2025 and 2024 resulted in a loss of $39.0 million and a gain of $76.7 million, respectively and was recorded in unrealized gain / (loss) on derivative assets within non-operating (expense) income on the condensed consolidated statement of operations. The change in fair value for the three months ended September 30, 2025 and 2024 resulted in a gain of $8.0 million and $10.0 million, respectively. The derivative assets are classified as current or noncurrent in the condensed consolidated balance sheet based on the timing when tranches of Pyth tokens are expected to unlock.